Related parties - Key management compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related parties
Short term employee benefits	$ 3,586	$ 2,673	$ 3,099
Share-based payments	3,503	1,994	2,702
Post-employment benefits	104	108	92
Total key management compensation	$ 7,193	$ 4,775	$ 5,893